UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:	BlackRock Funds
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock India Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (a)(b)	16,942,570	$16,942,520
Total Short-Term Securities (Cost – $16,942,520) – 98.7%		16,942,520
Other Assets Less Liabilities – 1.3%		222,494
Net Assets – 100.0%		$17,165,014

(a)	Investment in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2 (a) (3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	16,942,520	16,942,520	$1,223

(b)	Represents the current yield as of report date.

Bullet swaps as of October 31, 2011 were as follows:

Counterparty	Asset Type	Notional Value	Swap Value
Goldman Sachs & Co.(1)	Equity Securities	$291,435	$(166,514	)(2)

Basket of securities - Fund receives (pays) total return to counterparty:

Security Name	Shares	Value
Argentina
Ternium SA - ADR	6,746	165,547
Brazil
All America Latina Logistica SA	900	4,482
Braskem SA - ADR	955	17,228
Centrais Eletricas Brasileiras SA	1,100	15,121
Cia de Bebidas das Americas	1,300	43,463
Cia de Bebidas das Americas, Preference Shares - ADR	1,634	55,098
Cia de Saneamento Basico do Estado de Sao Paulo	1,900	51,826

Security Name	Shares	Value
Brazil (concluded)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,366	$74,119
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	4,600	83,059
Natura Cosmeticos SA	1,200	23,415
Souza Cruz SA	7,500	93,048
Vale SA, Preference A Shares	300	7,138
		467,997
Chile
Enersis SA - ADR	4,906	96,305
China
Bank of China Ltd.	207,000	75,139
China CITIC Bank Corp., Ltd., Class H	69,000	37,747
China Construction Bank, Class H	32,000	23,932
China Minsheng Banking Corp., Ltd.	92,500	76,321
China Mobile Ltd.	3,000	28,827
China Mobile Ltd. - ADR	2,700	128,412
China Petroleum & Chemical Corp.- ADR	200	18,880
China Railway Construction Corp., Ltd.	107,000	64,733
China Shanshui Cement Group Ltd.	77,000	60,460
China Telecom Corp. Ltd.	6,000	3,769
CNOOC Ltd.	13,000	25,535
Dongfeng Motor Group Co., Ltd.	48,000	79,827
Great Wall Motor Co., Ltd.	3,500	4,848
PICC Property & Casualty Co., Ltd.	6,000	8,496
Sinopec Shanghai Petrochemical Co., Ltd.	212,000	79,137
		716,063
Colombia
Petrominerales Ltd.	851	22,454
Hong Kong
Anta Sports Products Ltd.	67,000	62,181
Citic Pacific Ltd.	49,000	90,320
Dongyue Group	55,000	43,681
Golden Eagle Retail Group Ltd.	15,000	38,191
Guangdong Investment Ltd.	162,000	98,424
Lenovo Group Ltd.	78,000	53,313
MIE Holdings Corp.	40,000	11,070
Minmetals Resources Ltd.	12,000	6,163
Renhe Commercial Holdings Co., Ltd.	16,000	2,286
Shanghai Industrial Holdings Ltd.	20,000	66,420
Sihuan Pharmaceutical Holdings Group Ltd.	117,000	50,301
		522,350

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR - American Depositary Receipts
GDR - Global Depositary Receipts

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Security Name	Shares	Value
Indonesia
Indo Tambangraya Megah Tbk PT	2,000	$10,088
Malaysia
PLUS Expressways Bhd	119,600	172,305
Mexico
Alfa SAB de CV	400	4,618
Industrias Penoles SAB de CV	1,560	63,678
Telefonos de Mexico SAB de CV	35,900	28,204
		96,500
Panama
Copa Holdings SA, Class A	428	29,562
Peru
Credicorp Ltd.	196	21,321
Poland
KGHM Polska Miedz SA	3,789	184,051
Russia
Gazprom OAO – ADR	14,351	167,476
Lukoil OAO - ADR	3,150	183,330
Tatneft - ADR	867	25,741
		376,547
South Africa
Barloworld Ltd.	5,055	42,425
FirstRand Ltd.	5,057	12,580
Imperial Holdings Ltd.	2,171	32,146
Kumba Iron Ore Ltd.	1,423	84,638
Life Healthcare Group Holdings Ltd.	51,796	126,039
Tiger Brands Ltd.	811	23,374
Vodacom Group Ltd.	92	1,042
Woolworths Holdings Ltd.	34,371	174,941
		497,185
South Korea
Asiana Airlines	950	6,952
Grand Korea Leisure Co., Ltd.	1,980	35,734
Korea Kumho Petrochemical	77	13,306
Meritz Fire & Marine Insurance Co., Ltd.	440	4,248
Taihan Electric Wire Co., Ltd.	1,410	5,248
		65,488
Taiwan
ASUSTek Computer, Inc.	1,000	7,036
China Airlines Ltd.	1,000	510
China Petrochemical Development Corp.	75,000	88,241
Chong Hong Construction Co.	43,000	101,327
Dynapack International Technology Corp.	19,000	73,033
Evergreen Marine Corp. Taiwan Ltd.	158,000	87,666
HTC Corp.	7,000	160,505
MStar Semiconductor, Inc.	20,000	117,655
Phihong Technology Co., Ltd.	116,000	154,509
Powertech Technology, Inc.	55,000	136,039
President Chain Store Corp.	26,000	145,999
Prince Housing & Development Corp.	20,000	14,807

Security Name	Shares	Value
Taiwan (concluded)
Radiant Opto-Electronics Corp.	41,000	$122,378
Sanyang Industry Co., Ltd.	7,000	4,212
Teco Electric and Machinery Co., Ltd.	93,000	54,865
USI Corp.	31,000	33,468
Yang Ming Marine Transport Corp.	38,000	15,877
		1,318,127
Thailand
Advanced Info Service PCL	39,300	166,785
Airports of Thailand PCL	1,200	1,493
		168,278
Turkey
Arcelik AS	2,519	9,686
Haci Omer Sabanci Holding AS	4,126	14,139
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	22,761	10,554
Tekfen Holding AS	23,622	81,216
Turk Traktor ve Ziraat Makineleri AS	7,967	148,672
		264,267
United Kingdom
HSBC Holdings Plc	14,400	129,564
Brazil
Cia Brasileira de Distribuicao Grupo Pao de Acucar	(200)	(7,741)
Gol Linhas Aereas Inteligentes SA	(1,100)	(8,714)
Gol Linhas Aereas Inteligentes SA - ADR	(2,834)	(22,729)
Hypermarcas SA	(1,100)	(5,984)
LLX Logistica SA	(45,100)	(100,873)
MPX Energia SA	(4,300)	(93,546)
OGX Petroleo e Gas Participacoes SA	(11,300)	(94,647)
		(334,234)
China
Aluminum Corp. of China Ltd. - ADR	(9,257)	(123,026)
BBMG Corp.	(122,500)	(109,274)
China Coal Energy Co., Ltd.	(34,000)	(43,283)
China COSCO Holdings Co., Ltd.	(235,500)	(125,498)
China Life Insurance Co., Ltd.	(21,000)	(56,090)
China Longyuan Power Group Corp.	(144,000)	(121,409)
China Pacific Insurance Group Co., Ltd.	(5,000)	(15,575)
China Shenhua Energy Co., Ltd.	(1,000)	(4,660)
China Shipping Container Lines Co., Ltd.	(686,000)	(133,336)
China Shipping Development Co., Ltd.	(8,000)	(5,767)
CSR Corp., Ltd.	(101,000)	(61,103)
Dongfang Electric Corp., Ltd.	(4,000)	(12,537)
Hengan International Group Co., Ltd.	(7,000)	(61,361)
Jiangxi Copper Co., Ltd.	(11,000)	(27,327)
PetroChina Co., Ltd. - ADR	(45)	(5,832)
Shandong Weigao Group Medical Polymer Co., Ltd.	(48,000)	(50,479)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Security Name	Shares	Value
China (concluded)
Sinopharm Group Co., Ltd.	(13,600)	$(37,463)
Yanzhou Coal Mining Co., Ltd.	(4,000)	(10,323)
Zhaojin Mining Industry Co., Ltd.	(15,500)	(27,852)
Zhuzhou CSR Times Electric Co., Ltd.	(9,000)	(21,525)
		(1,053,720)
Hong Kong
Beijing Enterprises Holdings Ltd.	(11,000)	(61,522)
China Agri-Industries Holdings Ltd.	(138,000)	(111,909)
China Everbright Ltd.	(8,000)	(12,089)
China Liansu Group Holdings Ltd.	(9,000)	(4,935)
China Resources Cement Holdings Ltd.	(152,000)	(123,262)
China Unicom Hong Kong Ltd.	(32,000)	(66,399)
Kunlun Energy Co., Ltd.	(36,000)	(51,251)
Sany Heavy Equipment International Holdings Co., Ltd.	(77,000)	(68,785)
Shougang Fushan Resources Group Ltd.	(30,000)	(12,589)
Tencent Holdings Ltd.	(2,600)	(61,278)
		(574,019)
Mexico
Arca Continental SAB de CV	(36,800)	(174,653)
Genomma Lab Internacional SAB de CV	(22,600)	(46,635)
Grupo Financiero Banorte SAB de CV	(9,500)	(32,399)
Mexichem SAB de CV	(1,200)	(4,137)
		(257,824)
Poland
Bank Pekao SA	(1,415)	(65,842)
Polski Koncern Naftowy Orlen SA	(5,496)	(68,168)
Powszechna Kasa Oszczednosci Bank Polski SA	(7,711)	(88,004)
		(222,014)
Russia
Inter Rao Ues OAO	(150,100,000)	(186,021)
Rostelecom OJSC	(36,500)	(187,136)
		(373,157)
Taiwan
China Life Insurance Co., Ltd.	(22,000)	(24,818)
China Steel Corp.	(156,000)	(155,906)
Compal Communications, Inc.	(45,000)	(65,429)
Formosa Chemicals & Fibre Corp.	(11,000)	(32,171)
Formosa Petrochemical Corp.	(56,000)	(177,071)
Formosa Plastics Corp.	(38,000)	(113,042)
Genesis Photonics, Inc.	(28,000)	(40,571)
Genius Electronic Optical Co., Ltd.	(11,000)	(82,175)
Gloria Material Technology Corp.	(116,000)	(94,605)
Hon Hai Precision Industry Co., Ltd.	(26,000)	(72,391)
LCY Chemical Corp.	(36,000)	(61,608)
Nan Ya Plastics Corp.	(69,000)	(156,598)
Oriental Union Chemical Corp.	(40,000)	(52,744)

Security Name	Shares	Value
Taiwan (concluded)
Ruentex Industries Ltd.	(41,000)	$(83,869)
Siliconware Precision Industries Co. - ADR	(7,573)	(39,380)
Synnex Technology International Corp.	(7,000)	(17,337)
Visual Photonics Epitaxy Co., Ltd.	(44,000)	(60,225)
Walsin Lihwa Corp.	(520,000)	(177,285)
Yulon Motor Co., Ltd.	(82,000)	(175,139)
		(1,682,364)
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	(45,200)	(61,088)
Petkim Petrokimya Holding AS	(118,424)	(162,060)
Turk Hava Yollari	(8,380)	(12,131)
		(235,279)
Total		591,388

Counterparty	Asset Type	Notional Value	Swap Value

Morgan Stanley & Co., Inc.(1)	Equity Securities	$377,007	$355,129	(3)

Basket of securities - Fund receives (pays) total return to counterparty:

Security Name	Shares	Value
Brazil
AES Tiete SA, Preference Shares	500	7,158
Banco do Brasil SA	700	10,682
Braskem SA, Preference A Shares	900	8,110
Centrais Eletricas Brasileiras SA - ADR	793	11,062
Cia de Bebidas das Americas	100	3,343
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	647	35,106
Cia Siderurgica Nacional SA - ADR	478	4,474
Cielo SA	1,100	29,364
EDP - Energias do Brasil SA	200	4,324
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	300	5,417
Embraer SA - ADR	446	12,408
Natura Cosmeticos SA	100	1,951
Vale SA, Preference A Shares - ADR	423	9,983
		143,382
Canada
Methanex Corp.	1,691	43,600
Chile
Empresa Nacional de Electricidad SA - ADR	708	34,154
Empresa Nacional de Telecomunicaciones SA	3,677	72,797
		106,951

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Security Name	Shares	Value
China
China Communications Construction Co., Ltd.	47,000	$36,118
China Mobile Ltd.	6,000	57,654
China Petroleum & Chemical Corp., Class H	36,000	34,476
Chongqing Rural Commercial Bank	66,000	29,734
Guangzhou R&F Properties Co., Ltd.	62,600	61,965
Harbin Power Equipment Co., Ltd.	24,000	24,560
Parkson Retail Group Ltd.	19,000	24,457
		268,964
Hong Kong
Alibaba.com Ltd.	19,000	22,623
China Mengniu Dairy Co., Ltd.	3,000	9,654
COSCO Pacific Ltd.	10,000	14,185
Evergrande Real Estate Group Ltd.	44,000	19,540
Renhe Commercial Holdings Co., Ltd.	30,000	4,286
Skyworth Digital Holdings Ltd.	48,000	25,888
Soho China Ltd.	42,000	30,383
		126,559
Indonesia
Kalbe Farma Tbk PT	108,500	42,591
Semen Gresik Persero Tbk PT	36,000	38,633
		81,224
Israel
Israel Chemicals Ltd.	11,589	139,452
Teva Pharmaceutical Industries - ADR	1,659	67,770
		207,222
Luxembourg
Reinet Investments SCA	2,748	4,675
Malaysia
DiGi.Com BHD	15,800	163,253
PLUS Expressways BHD	4,600	6,627
		169,880
Mexico
Fomento Economico Mexicano, SAB de CV - ADR	750	50,288
Grupo Modelo SAB de CV	9,800	62,343
Telefonos de Mexico SAB de CV - ADR	5,670	88,679
		201,310
Panama
Copa Holdings SA, Class A	573	39,577
Peru
Cia de Minas Buenaventura SA - ADR	429	17,559
Poland
PGE SA	3,083	18,998
Telekomunikacja Polska SA	6,782	36,035
		55,033
Russia
AK Transneft OAO	11	14,139

Security Name	Shares	Value
Russia (concluded)
Gazprom OAO	16,770	$99,053
Lukoil OAO	2,193	127,080
Tatneft - ADR	4,187	124,312
		364,584
South Africa
African Bank Investments Ltd.	4,252	18,454
Kumba Iron Ore Ltd.	361	21,472
Life Healthcare Group Holdings Ltd.	2,556	6,220
MR Price Group Ltd.	4,405	42,410
Sappi Ltd.	6,856	20,130
Tiger Brands Ltd.	3,253	93,755
Vodacom Group Ltd.	2,750	31,154
Woolworths Holdings Ltd.	249	1,267
		234,862
South Korea
Korea Exchange Bank	630	4,724
LG Corp.	851	50,759
LG Display Co., Ltd. - ADR	584	5,875
STX Offshore & Shipbuilding Co., Ltd.	1,060	15,208
		76,566
Taiwan
China Development Financial Holding Corp.	133,000	42,766
China Motor Corp.	2,000	1,942
Phihong Technology Co., Ltd.	15,000	19,980
Realtek Semiconductor Corp.	3,000	5,084
Sanyang Industry Co., Ltd.	16,000	9,626
Taishin Financial Holding Co., Ltd.	92,000	39,668
Taiwan Prosperity Chemical Corp.	21,000	60,786
Teco Electric and Machinery Co., Ltd.	205,000	120,939
Tripod Technology Corp.	1,000	2,641
Unimicron Technology Corp.	15,000	19,804
United Microelectronics Corp.	106,000	47,299
United Microelectronics Corp. - ADR	40,622	90,587
		461,122
Thailand
Advanced Info Service PCL	4,400	18,673
Airports of Thailand PCL	39,700	49,383
CP ALL PCL	57,200	87,428
Thai Airways International PCL	15,900	10,031
		165,515
Turkey
Arcelik AS	13,048	50,173
Koza Altin Isletmeleri AS	3,945	54,098
Turk Traktor ve Ziraat Makineleri AS	363	6,774
		111,045
United Kingdom
British American Tobacco Plc	1,857	86,070
United States
AES Corp.	10,147	113,849

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2011	4

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Security Name	Shares	Value
United States (concluded)
China Lumena New Materials Corp.	154,000	$34,888
		148,737
Brazil
Banco Bradesco SA - ADR	(239)	(4,350)
CETIP SA - Balcao Organizado de Ativos e Derivativos	(1,400)	(19,171)
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	(253)	(9,915)
Duratex SA	(2,000)	(10,985)
Fibria Celulose SA - ADR	(3,826)	(33,937)
HRT Participacoes em Petroleo SA	(100)	(49,276)
Itau Unibanco Holding SA - ADR	(793)	(15,162)
Usinas Siderurgicas de Minas Gerais SA	(5,100)	(35,676)
		(178,472)
Canada
Silver Wheaton Corp.	(1,155)	(39,885)
China
Yanzhou Coal Mining Co., Ltd. - ADR	(638)	(15,759)
Hong Kong
China Resources Power Holdings Co., Ltd.	(12,000)	(21,532)
China State Construction International Holdings Ltd.	(28,000)	(22,021)
Hengdeli Holdings Ltd.	(68,000)	(31,073)
International Mining Machinery Holdings Ltd.	(91,500)	(92,456)
		(167,082)
Hungary
MOL Hungarian Oil and Gas PLC	(287)	(22,393)
Indonesia
Astra International Tbk PT	(13,000)	(101,327)
Malaysia
Maxis BHD	(100,000)	(174,381)
Mexico
America Movil SAB de CV - ADR	(2,424)	(61,618)
Netherlands
X5 Retail Group NV – GDR	(2,898)	(87,172)
Russia
Magnit OJSC - GDR	(2,585)	(66,047)
MMC Norilsk Nickel OJSC - ADR	(7,300)	(142,861)
Surgutneftegas OJSC - ADR	(1,250)	(10,769)
Uralkali OJSC - GDR	(3,886)	(165,155)
		(384,832)
South Africa
African Rainbow Minerals Ltd.	(2,492)	(57,600)
Aspen Pharmacare Holdings Ltd.	(13,582)	(163,025)
Aveng Ltd.	(6,968)	(32,577)
Clicks Group Ltd.	(11,919)	(62,558)
Exxaro Resources Ltd.	(226)	(5,112)
Foschini Group Ltd.	(11,519)	(145,361)

Security Name	Shares	Value
South Africa (concluded)
Metorex Ltd.	(50,000)	$(51,289)
Naspers Ltd.	(767)	(36,728)
Sasol Ltd. - ADR	(1,188)	(53,745)
		(607,995)
Taiwan
AU Optronics Corp. - ADR	(7,508)	(32,134)
Chimei Innolux Corp.	(348,000)	(141,908)
Hon Hai Precision Industry Co., Ltd. - GDR	(13,150)	(73,377)
Yulon Motor Co., Ltd.	(1,000)	(2,136)
		(249,555)
Thailand
PTT Exploration & Production PCL	(2,800)	(14,660)
Siam Commercial Bank PCL	(32,500)	(124,187)
		(138,847)
Turkey
Turk Hava Yollari	(4,490)	(6,500)
Turkcell Iletisim Hizmetleri AS - ADR	(11,306)	(139,290)
		(145,790)
United Kingdom
Antofagasta PLC	(8,824)	(165,575)
Lonmin PLC	(682)	(12,097)
		(177,672)
Total		561,657

Counterparty	Asset Type	Notional Value	Swap Value
UBS AG(1)	Equity Securities	$592,918	$666,535	(4)

Basket of securities - Fund receives (pays) total return to counterparty:

Security Name	Shares	Value
Argentina
Ternium SA - ADR	470	11,534
Brazil
AES Tiete SA, Preference Shares	700	10,022
All America Latina Logistica SA	2,100	10,458
Banco do Brasil SA	700	10,682
Braskem SA - ADR	92	1,660
Braskem SA, Preference A Shares	500	4,505
Centrais Eletricas Brasileiras SA - ADR	585	8,161
Cia de Bebidas das Americas, Preference Shares - ADR	573	19,322
Cia Siderurgica Nacional SA	700	6,524
Cia Siderurgica Nacional SA - ADR	381	3,566
Cia de Saneamento Basico do Estado de Sao Paulo	1,500	40,915
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	213	11,557
Cielo SA	400	10,678

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2011	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Security Name	Shares	Value
Brazil (concluded)
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	200	$3,611
Embraer SA	700	4,811
Embraer SA - ADR	132	3,672
Itausa - Investimentos Itau SA, Preference Shares	5,300	33,309
Lojas Renner SA	100	3,040
Metalurgica Gerdau SA	3,600	40,553
Souza Cruz SA	2,700	33,497
Vale SA, Preference A Shares - ADR	695	16,402
		276,945
Canada
Pan American Silver Corp.	153	4,275
Chile
Enersis SA - ADR	3,080	60,460
China
Bank of Communications Co., Ltd.	80,000	56,019
China Petroleum & Chemical Corp. - ADR	400	37,760
Industrial and Commercial Bank of China Ltd.	66,000	41,968
Zijin Mining Group Co., Ltd.	26,000	11,278
		147,025
Colombia
Petrominerales Ltd.	829	21,874
Hong Kong
Agile Property Holdings Ltd.	20,000	18,458
China Resources Enterprise Ltd.	8,000	29,606
GOME Electrical Appliances Holding Ltd.	67,000	20,957
Shimao Property Holdings Ltd.	13,500	13,415
		82,436
Hungary
OTP Bank PLC	351	5,638
Indonesia
Indocement Tunggal Prakarsa Tbk PT	35,000	64,643
Kalbe Farma Tbk PT	17,000	6,673
Tambang Batubara Bukit Asam Tbk PT	14,000	29,020
		100,336
Malaysia
DiGi.Com BHD	1,000	10,332
Mexico
Fomento Economico Mexicano, SAB de CV – ADR	229	15,354
Panama
Copa Holdings SA, Class A	407	28,111
Poland
Powszechny Zaklad Ubezpieczen SA	172	18,251
Telekomunikacja Polska SA	802	4,261
		22,512

Security Name	Shares	Value
Russia
Gazprom Neft JSC	11,573	$48,780
Gazprom OAO - ADR	1,460	17,038
Lukoil OAO	823	47,691
Tatneft - ADR	561	16,656
		130,165
South Africa
Gold Fields Ltd. - ADR	2,043	35,609
Imperial Holdings Ltd.	9,413	139,377
Life Healthcare Group Holdings Ltd.	16,743	40,742
MR Price Group Ltd.	3,314	31,906
		247,634
South Korea
Korea Exchange Bank	2,930	21,971
LG Display Co., Ltd. - ADR	268	2,696
Meritz Fire & Marine Insurance Co., Ltd.	40	386
STX Offshore & Shipbuilding Co., Ltd.	570	8,178
		33,231
Taiwan
Asia Cement Corp.	54,000	65,880
China Airlines Ltd.	34,000	17,331
China Motor Corp.	27,000	26,217
Egalax EMPIA Technology, Inc.	3,000	8,222
Far EasTone Telecommunications Co. Ltd.	15,000	24,793
Huang Hsiang Construction Co.	7,000	14,974
KGI Securities Co., Ltd.	13,000	5,540
Powertech Technology, Inc.	19,000	46,995
Realtek Semiconductor Corp.	1,000	1,695
Taiwan Cement Corp.	42,000	53,135
Taiwan Mobile Co., Ltd.	43,000	123,892
Taiwan Prosperity Chemical Corp.	15,000	43,419
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,677	59,024
Tripod Technology Corp.	2,000	5,281
		496,398
Thailand
Airports of Thailand PCL	26,400	32,839
Bangchak Petroleum PCL	55,400	31,348
CP ALL PCL	60,800	92,930
PTT Chemical PCL	20,400	43,454
Thai Airways International PCL	55,500	35,015
		235,586
Turkey
Bagfas Bandirma Gubre Fabrik	512	48,641
BIM Birlesik Magazalar AS	1,113	33,987
Eregli Demir ve Celik Fabrikalari TAS	21,151	43,776
Koza Altin Isletmeleri AS	833	11,423
Migros Ticaret AS	1,293	11,479
		149,306
United States
Coeur d’Alene Mines Corp.	1,371	35,056

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2011	6

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Security Name	Shares	Value
Brazil
Anhanguera Educacional Participacoes SA	(2,100)	$(31,203)
B2W Cia Global Do Varejo	(1,500)	(12,197)
BR Malls Participacoes SA	(900)	(9,777)
CCR SA	(900)	(24,806)
CETIP SA - Balcao Organizado de Ativos e Derivativos	(3,700)	(50,667)
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	(541)	(21,202)
Cosan SA Industria e Comercio	(1,000)	(15,593)
CPFL Energia SA - ADR	(895)	(23,261)
Diagnosticos da America SA	(7,100)	(57,235)
Duratex SA	(14,600)	(80,192)
Hypermarcas SA	(5,000)	(27,201)
PDG Realty SA Empreendimentos e Participacoes	(5,700)	(25,166)
QGEP Participacoes SA	(400)	(3,996)
Vale Fertilizantes SA	(3,200)	(45,162)
		(427,658)
Chile
SACI Falabella	(806)	(7,567)
China
Anhui Conch Cement Co., Ltd.	(6,500)	(24,180)
Hong Kong
China Resources Power Holdings Co., Ltd.	(28,000)	(50,242)
China Unicom Hong Kong Ltd. - ADR	(1,700)	(34,187)
Nine Dragons Paper Holdings Ltd.	(52,000)	(36,145)
Sany Heavy Equipment International Holdings Co., Ltd.	(41,000)	(36,626)
		(157,200)
Hungary
MOL Hungarian Oil and Gas PLC	(77)	(6,008)
Israel
Ratio Oil Exploration 1992 LP	(391,036)	(38,834)
Netherlands
X5 Retail Group NV - GDR	(783)	(23,553)
South Africa
Anglo American Platinum Ltd.	(1,813)	(131,243)
Aspen Pharmacare Holdings Ltd.	(168)	(2,017)
Aveng Ltd.	(5,275)	(24,662)
Foschini Group Ltd.	(2,958)	(37,328)
Sasol Ltd. - ADR	(209)	(9,455)
Steinhoff International Holdings Ltd.	(23,764)	(71,273)
		(275,978)
Taiwan
Asia Optical Co., Inc.	(7,000)	(7,955)
AU Optronics Corp. - ADR	(2,971)	(12,716)
Epistar Corp.	(27,000)	(50,719)
Genesis Photonics, Inc.	(62,000)	(89,836)
TTY Biopharm Co., Ltd.	(4,000)	(13,089)
		(174,315)

Security Name	Shares	Value
Thailand
Banpu PCL	(5,200)	$(107,889)
Italian-Thai Development PCL	(124,000)	(15,001)
Krung Thai Bank PCL	(110,900)	(54,819)
Thai Union Frozen Products PCL	(16,100)	(27,750)
True Corp. PCL	(678,400)	(62,655)
		(268,114)
Turkey
KOC Holding AS	(18,010)	(64,365)
Petkim Petrokimya Holding AS	(2,447)	(3,349)
Tupras Turkiye Petrol Rafinerileri AS	(378)	(8,550)
Turkcell Iletisim Hizmetleri AS - ADR	(2,673)	(32,931)
		(109,195)
Total		601,606

(1)	The bullet swaps reset on a monthly basis.

(2)	Amount includes $2,692 of dividends and financing income payable from the Fund to the counterparty.

(3)	Amount includes $5,330 of dividends and financing income payable from the Fund to the counterparty.

(4)	Amount includes $1,146 of dividends and financing income payable from the Fund to the counterparty.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s prospectus. The following tables summarize the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2011	7

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

The following tables summarize the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$16,942,520	—	—	$16,942,520
Total	$16,942,520	—	—	$16,942,520

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(5)
Assets:
Equity Contracts	—	$1,021,664	—	$1,021,664
Liabilities:
Equity Contracts	—	(166,514)	—	(166,514)
Total	—	$855,150	—	$855,150

(5)	Derivative financial instruments consist of bullet swaps which are shown at value.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2011	8

Consolidated Schedule of Investments October 31, 2011 (Unaudited)	BlackRock India Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Automobiles — 4.3%
Bajaj Auto, Ltd.	2,137	$75,562
Hero Motocorp, Ltd.	758	33,799
Tata Motors, Ltd.	10,365	41,797
		151,158
Building Products — 1.1%
Kajaria Ceramics, Ltd.	15,547	37,537
Chemicals — 5.9%
BASF India, Ltd.	2,475	30,270
EID Parry India, Ltd.	6,800	30,935
Godrej Industries, Ltd.	7,854	32,575
Rallis India, Ltd.	21,470	70,582
Solar Industries India, Ltd.	2,825	46,727
		211,089
Commercial Banks — 17.1%
Bank of Baroda	2,112	33,246
HDFC Bank, Ltd.	19,323	192,648
ICICI Bank, Ltd.	9,968	187,928
Karur Vysya Bank, Ltd.	2,291	18,525
State Bank of India	4,492	174,665
		607,012
Construction & Engineering — 1.0%
Alstom Projects India, Ltd.	3,215	34,930
Construction Materials — 2.5%
Ambuja Cements, Ltd.	11,502	36,451
Ultratech Cement, Ltd.	2,188	51,645
		88,096
Consumer Finance — 1.4%
Shriram City Union Finance, Ltd.	4,741	51,149
Containers & Packaging — 0.9%
Piramal Glass, Ltd.	12,505	31,416
Electrical Equipment — 1.1%
Suzlon Energy, Ltd. (a)	48,637	38,123
Food Products — 3.7%
Nestlé India, Ltd.	577	50,146
Tata Global Beverages, Ltd.	25,521	48,250
Zydus Wellness, Ltd.	2,807	32,615
		131,011
Gas Utilities — 1.3%
Indraprastha Gas, Ltd.	5,290	45,117
Hotels, Restaurants & Leisure — 0.8%
Jubilant Foodworks, Ltd. (a)	1,740	28,665
Household Durables — 0.6%
TTK Prestige, Ltd.	413	22,192
Household Products — 2.8%
Hindustan Unilever, Ltd.	4,056	31,234
Jyothy Laboratories, Ltd.	23,903	69,946
		101,180
Independent Power Producers & Energy Traders — 1.6%
NTPC, Ltd.	15,947	58,422

Common Stocks	Shares	Value
Industrial Conglomerates — 1.4%
Jaiprakash Associates, Ltd.	11,095	$17,448
Siemens India, Ltd.	1,908	33,386
		50,834
IT Services — 10.3%
HCL Technologies, Ltd.	8,652	78,160
Infosys Technologies, Ltd.	3,494	204,400
Tata Consultancy Services, Ltd.	2,101	47,778
Wipro, Ltd.	4,950	37,131
		367,469
Machinery — 4.4%
Lakshmi Machine Works, Ltd.	1,195	47,239
Pipavav Defence & Offshore Engineering Co., Ltd., Class E (a)	20,273	35,641
Timken India, Ltd. (a)	16,135	72,921
		155,801
Metals & Mining — 2.3%
Hindalco Industries, Ltd.	29,895	82,618
Oil, Gas & Consumable Fuels —8.4%
Bharat Petroleum Corp., Ltd.	10,015	128,049
Reliance Industries Ltd.	9,447	169,131
		297,180
Pharmaceuticals — 6.2%
Cadila Healthcare, Ltd.	2,226	34,909
Dr. Reddy’s Laboratories, Ltd.	1,649	55,857
GlaxoSmithKline Pharmaceuticals, Ltd.	1,567	66,068
Ipca Laboratories, Ltd.	4,700	24,510
Sun Pharma Advanced Research Co., Ltd. (a)	22,300	37,698
		219,042
Software — 1.7%
KPIT Cummins Infosystems, Ltd.	18,745	61,722
Textiles, Apparel & Luxury Goods — 3.2%
Raymond, Ltd.	8,034	63,877
Titan Industries, Ltd.	11,061	49,106
		112,983
Thrifts & Mortgage Finance — 2.1%
Housing Development Finance Corp.	5,217	73,395
Tobacco — 3.2%
ITC, Ltd.	26,222	114,336
Wireless Telecommunication Services — 6.1%
Bharti Airtel, Ltd.	23,397	187,322
Idea Cellular, Ltd. (a)	16,244	31,378
		218,700
Total Long-Term Investments (Cost – $3,566,992) – 95.4%		3,391,177

BLACKROCK INDIA FUND	OCTOBER 31, 2011	1

Consolidated Schedule of Investments (continued)	BlackRock India Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(c)	83,333	$83,333
Total Short-Term Securities (Cost – $83,333) – 2.3%		83,333
Total Investments (Cost — $3,650,325*) - 97.7%		3,474,510
Other Assets Less Liabilities – 2.3%		81,336
Net Assets – 100.0%		$3,555,846

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,650,325
Gross unrealized appreciation	$60,241
Gross unrealized depreciation	(236,056)
Net unrealized depreciation	$(175,815)

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	114,721	(31,388)	83,333	$19

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK INDIA FUND	OCTOBER 31, 2011	2

Consolidated Schedule of Investments (concluded)	BlackRock India Fund

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	—	$151,158	—	$151,158
Building Products	—	37,537	—	37,537
Chemicals	—	211,089	—	211,089
Commercial Banks	—	607,012	—	607,012
Construction & Engineering	—	34,930	—	34,930
Construction Materials	—	88,096	—	88,096
Consumer Finance	$51,149	—	—	51,149
Containers & Packaging	—	31,416	—	31,416
Electrical Equipment	—	38,123	—	38,123
Food Products	—	131,011	—	131,011
Gas Utilities	—	45,117	—	45,117
Hotels, Restaurants & Leisure	—	28,665	—	28,665
Household Durables	—	22,192	—	22,192
Household Products	—	101,180	—	101,180
Independent Power Producers & Energy Traders	—	58,422	—	58,422
Industrial Conglomerates	—	50,834	—	50,834
IT Services	—	367,469	—	367,469
Machinery	—	155,801	—	155,801
Metals & Mining	—	82,618	—	82,618
Oil, Gas & Consumable Fuels	128,049	169,131	—	297,180
Pharmaceuticals	—	219,042	—	219,042
Software	—	61,722	—	61,722
Textiles, Apparel & Luxury Goods	—	112,983	—	112,983
Thrifts & Mortgage Finance	—	73,395	—	73,395
Tobacco	—	114,336	—	114,336
Wireless Telecommunication Services	—	218,700	—	218,700
Short-Term Securities	83,333	—	—	83,333
Total	$262,531	$3,211,979	—	$3,474,510

BLACKROCK INDIA FUND	OCTOBER 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 21, 2011